Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 4,694,256	¥ 4,378,991	¥ 4,000,357
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,080,964	1,155,632	1,194,888
Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		747,607	793,239
Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		333,357	362,393
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,171,139	1,906,022	1,739,173
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,884,359	1,598,827
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		223,651	245,139
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		63,129	62,056
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,428,935	1,300,921
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		132,081	99,028	73,305
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		48,566	49,113
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		83,515	49,915
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		300,984	288,851
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		131,894	66,198
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		255,311	266,676
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		608,665	580,168
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	13,218	16,416	¥ 18,933
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,582,826	4,292,945
Performing | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,065,618	1,140,825
Performing | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		741,636	787,081
Performing | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		323,982	353,744
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,134,342	1,870,447
Performing | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,877,227	1,593,005
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		218,011	239,523
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		39,104	37,919
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,371,253	1,269,021
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		48,566	48,881
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		81,049	45,699
Performing | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		297,483	287,311
Performing | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		119,403	65,358
Performing | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		242,831	259,572
Performing | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		581,921	562,200
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,613	12,652
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		85,820	58,827
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,533	23,163
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,762	4,434
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,932	3,945
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,839	14,784
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		57,682	31,900
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	232
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,466	4,216
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,501	1,540
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,491	840
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,480	7,104
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,744	17,968
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,605	3,764
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		25,610	27,219
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,346	14,807
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,971	6,158
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,375	8,649
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		10,264	12,412
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,370	1,388
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,708	1,671
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,186	9,353
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		111,430	86,046
Nonperforming | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,346	14,807
Nonperforming | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,971	6,158
Nonperforming | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,375	8,649
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		36,797	35,575
Nonperforming | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,132	5,822
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,640	5,616
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		24,025	24,137
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		57,682	31,900
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	232
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,466	4,216
Nonperforming | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,501	1,540
Nonperforming | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,491	840
Nonperforming | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,480	7,104
Nonperforming | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,744	17,968
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 1,605	¥ 3,764

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.